Risk (Details 1) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Risk Details 1Abstract
Non-current financial assets	€ 207	€ 20
Current financial assets	101,184	0
Cash and cash equivalents	55,386	€ 123,282	€ 29,117	€ 3,302
Total assets exposed to the risk	€ 156,777